Derivative Liabilities (Details Narrative)	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 12, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)
Reorganization, Chapter 11 [Line Items]
Derivative liabilities	$ 0	$ 0
Change in fair value of derivative liabilities				$ (607,001)	$ (228,100)
Conversion of convertible notes payable | shares				2,940,537
Conversion price | $ / shares				$ 1.58835
Change in fair value of derivative liabilities				$ 186,401
Percentage of qualified offering occurring					85.00%
Percentage of change of control occuring					0.00%
Measurement Input, Discount Rate [Member]
Reorganization, Chapter 11 [Line Items]
Discount rate					25
Common Stock Payable [Member]
Reorganization, Chapter 11 [Line Items]
Fair value price percentage				80.00%
Fair value per share | $ / shares				$ 1.98542
Fair value consideration redemption				5,838,209
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Change in fair value of derivative liabilities			$ 212,100	$ 607,001	$ (228,100)